Revenue	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Revenue

Note 2 — Revenue

Revenue

We generate revenue from hemp-derived beverage sales.

The following table provides the Company’s revenue from continuing operations disaggregated by the timing of revenue recognition:

	Year Ended December 31,
(In thousands)	2024	2023
Transferred at a point-in-time	$18	$—
Total revenue	$18	$—

The following table provides the Company’s revenue from continuing operations disaggregated by revenue type:

	Year Ended December 31,
(In thousands)	2024	2023
Hemp-derived beverages	$18	$—
Total revenue	$18	$—

In accordance with ASC 606, the Company is required to include disclosure on its remaining performance obligations as of the end of the current reporting period. Due to the nature of the Company’s contracts, these reporting requirements are not applicable because the majority of the Company’s remaining contracts meet certain exemptions as defined in ASC 606 through 606, including (i) performance obligation is part of a contract that has an original expected duration of one year or less and (ii) the right to invoice practical expedient.